PRINCIPAL ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2015
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company's consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, the purchase price allocation with respect to business combinations, impairment of long-lived assets, the economic useful lives of property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, accounting for share-based compensation, fair value measurements of share-based compensation and financial instruments, legal contingencies, income taxes and related deferred tax valuation allowance.

Consolidation

b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Group's majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity interests which are not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statement of operation includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group's consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Foreign currency translation

c. Foreign currency translation

The Group's reporting currency is the Renminbi (“RMB”), the official currency in the PRC. The Company and certain subsidiaries use RMB as their functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People's Bank of China (the “PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company's subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China's foreign exchange trading system market. The Company's aggregate amount of cash, cash equivalents and restricted cash denominated in RMB amounted to RMB1,264.4 million and RMB3,252.7 million as of December 31, 2014 and 2015, respectively.

Cash and cash equivalents

d. Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash

e. Restricted cash

Restricted cash represents deposits legally held by banks which are not available for the Group's general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and forward contracts.

Restricted short-term investments

f. Restricted short-term investments

Restricted short-term investments represent the time deposits legally hold by banks with original maturities longer than three months and less than one year, which are held as collateral for issuance of letters of credit, guarantee, bank acceptance notes or deposits for short-term borrowings.

Available-for-sale investment

g. Available-for-sale investment

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale investments and are reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.

Subsequent to initial recognition, available-for-sale investment is measured at fair value with changes in fair value recognized in accumulated other comprehensive income included in shareholders' equity. When there is objective evidence that the investment is impaired, the cumulative losses from the declines in fair value that had been recognized directly in accumulated other comprehensive income are removed from equity and recognized in the statement of operations. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the statement of operations. The Group evaluates the investments periodically for possible other-than temporary impairment. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment's amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group's intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its cost.

On September 20, 2013, the parent company (“Issuer”) of one of the Company's customers issued convertible bond (“Bond”) to the Company in order to settle the outstanding receivables owed by that customer of EUR 2,948,489. The Bond matures on December 31, 2015. Each Bond is convertible into one share at 1:1 ratio during September 1, 2014 to December 31, 2014, or June 1, 2015 to December 31, 2015. The Bond bears a simple interest of 5% per annum and is payable every six months in arrears on June 30 and December 31 of each year from 2013 to 2015. The Issuer, at any time, may redeem all the Bond outstanding by paying a sum of money at an amount equal to the greater of (1) the total nominal value of the Bond plus outstanding interest and (2) the counter- value. Upon maturity, the outstanding Bond will be reimbursed at the nominal value together with the accrued and unpaid interests.

The Company recorded such Bond as available-for-sale instruments as its intent is to convert the Bond into common shares when the common share price appreciates over its nominal value during the two convertible periods, and recorded the fair value change in the Bond in accumulated other comprehensive income.

In December 2015, upon the maturity of the Bond, the Company decided to waive the conversion right and choose to collect the total outstanding balance in cash. On December 21, 2015, the customer entered into a repayment arrangement with the Company. According to the agreement, the total outstanding balance would be settled in cash within and no later than December 31, 2016. Considering the uncertainties of the cash collection, the Company provided full provision to the outstanding receivable of RMB 21,923,756 in the year ended December 31, 2015.

Notes receivable and payable

h. Notes receivable and payable

Notes receivable represents bank or commercial drafts that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate their fair values due to the short-term maturity of the notes receivables.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classifies the changes in notes payable and the restricted cash held as collateral for issuance of bank acceptance notes as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

Accounts receivable

i. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group's customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group's historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group will execute a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is reasonably assured. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and evaluates whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group's general practice to suspend further sales to any customer with significant overdue balances.

Short-term and long-term advances to suppliers

j. Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers' inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management's best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group's ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. A provision of advance to suppliers of nil, RMB2,694,857 and nil was recorded for the years ended December 31, 2013, 2014 and 2015, respectively.

Inventories

k. Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group's gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, if any, at each period end. Provision is made in the current period if the net realizable value after considering estimated costs to convert polysilicon into saleable finished goods is higher than market selling price of finished goods as of the end of a reporting period. There was no loss provision recorded related to these long-term contracts for each of the three years ended December 31, 2013, 2014 and 2015.

Property, plant and equipment, net

l. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3-5 years
Motor vehicles	4-5 years

Construction in progress primarily represents the construction of new production line and buildings. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Project Assets, net

m. Project Assets, net

Project assets represented the costs of solar power plants held for generation of electricity revenue and solar power plants under construction. Project assets are stated in the consolidated balance sheets at cost less accumulated depreciation and impairment provision, if any.

Costs of project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for procurement of solar module and other equipment (including intercompany purchases), cost of land on which solar power plants are developed and other direct costs for developing and constructing solar power plants, such as costs for obtaining permits required for solar power plants and costs for designing, engineering, interest costs capitalized and installation in the course of construction. Such costs are capitalized starting from the point when it is determined that development of the solar power plant is probable. For a solar power project asset acquired from third parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs.

Costs capitalized in the construction of solar power plants under development will be transferred to completed solar power plants upon completion and when they are ready for intended use, which is at the point of time when the solar power plant is connected to grids and begins to generate electricity. Depreciation of the completed solar power plant commences once the solar power plant is ready for intended use. Depreciation is computed using the straight-line method over the expected life of 20 years.

Assets held for sale

n. Assets held for sale

Long-lived assets to be sold shall be classified as held for sale considering the recognition criteria in ASC 360-10-45-9 in which all of the following criteria are met:

•	Management, having the authority to approve the action, commits to a plan to sell the asset.
•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.
•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.
•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year,
•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Interest Capitalization

o. Interest Capitalization

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially completed or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group's weighted average cost of borrowings. Interest expense capitalized for the years ended December 31, 2013, 2014 and 2015 were RMB7,086,641, RMB4,103,426, and RMB74,278,294, respectively.

For the year ended December 31, 2015, the Company recorded an out of period adjustment to capitalise interest expense related to prior years of RMB 24,021,913 (US$ 3,707,772) which is immaterial to the current and prior years consolidated financial statements.

Land use rights and land lease

p. Land use rights and land lease

a.	Land use rights

Land use rights represent acquisition costs to purchase land use rights from the PRC government, which are evidenced by property certificates. The periods of these purchased land use rights are either 50 years or 70 years. The Company classifies land use rights as long term assets on the balance sheet and cash outflows related to acquisition of land use right as investing activities.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 50 years or 70 years, as applicable.

b.	Land lease

For certain of the Group's solar power project, the Group enters into land lease contracts with the owners of the land use rights. Under such lease arrangements, the owners retain the property right of the land use rights. While the Group can only set up the solar panels on these leased lands but does not have the right to sell, lease or dispose the land use rights. Accordingly, land leases are classified as operating leases, with the lease payments being recognised over the lease periods of 20 years to 50 years as operating expenses. Such land lease payments are classified as operating cash outflows.

Intangible assets

q. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks and are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years, respectively.

Business combination and assets acquisition

r. Business combination and assets acquisition

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations,” and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary's equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of operations and comprehensive income includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company's consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Investments in affiliates

s. Investments in affiliates

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its' proportionate share of the investees' income or loss in its consolidated financial statements. Cost method is used for investments over which the Company does not have the ability to exercise significant influence.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets

t. Impairment of long-lived assets

The Group's long-lived assets include property, plant and equipment, project assets, land use rights and intangible assets with finite lives. The Group's business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses.

Leases

u. Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

For a sale-leaseback transaction, when the transaction involves real estate or integral equipment, sale-leaseback accounting shall be used by a seller-lessee only if the transaction includes all of the following a) A normal leaseback; b) Payment terms and provisions that adequately demonstrate the buyer-lessor's initial and continuing investment in the property; c) Payment terms and provisions that transfer all of the other risks and rewards of ownership as demonstrated by the absence of any other continuing involvement by the seller-lessee.

Equipment is determined to be integral when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds 10% of the fair value of the equipment at the time of original installation.

If a sale-leaseback of real estate qualifies for sale-leaseback accounting, an analysis is performed to determine if the Company can record a sale and remove the assets from the balance sheet and recognize the lease; and if so, to determine whether to record the lease as either an operating or capital lease.

If a sale-leaseback transaction does not qualify for sale-leaseback accounting because of any form of continuing involvement by the seller-lessee other than a normal leaseback, it is accounted for as a financing, whichever is appropriate under ASC 360.

Revenue recognition

 v. Revenue recognition

(a)    Revenue recognition on product sales

The Group recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. For all sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of photovoltaic products from PRC to foreign customers, delivery of the products generally occurs at the point in time the product is delivered to the named port of shipment  or received by the customers, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV products to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs generally at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. In the case of sales that are contingent upon customer acceptance, revenue is not recognized until the deliveries are formally accepted by the customers.

The Group enters into certain sales contracts with retainage terms during 2012, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage after a specified period which generally range from one year to two years (the “Retainage Period”). Given the limited experience the Group has with respect to the collectability of the retainage, the Group defers recognition of the retainage as revenue until the customers pay it after the Retainage Period expires. The total amounts of retainage that were not recognized as revenue were RMB194,243,162 and RMB156,158,834 as of December 31, 2014 and 2015, respectively.

Advance payments received from customers for the future sale of products are recognized as advances from third party customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

(b)  Revenue on processing services

The Group provides solar power product processing services to customers and the revenue of processing services is recognized upon completion which is generally evidenced by delivery of processed products to the customers.

(c)  Revenue on electricity generation

The Group recognizes electricity generation revenue when persuasive evidence of a power purchase arrangement with the power grid company exists, electricity has been generated and been transmitted to the grid and the electricity generation records are reconciled with the grid companies, the price of electricity is fixed or determinable and the collectability of the resulting receivable is reasonably assured. The price of electricity generated by the Group's utility-scale and ground-mounted distributed generation (“DG”) solar power plants include a portion that is subsidized by the Chinese central government.

In addition, the Group's roof-top DG power plants are entitled to additional subsidies granted by Chinese central or local government on top of the sales price stipulated in the electricity sales supply agreements.

(d)  Revenue on solar system integration projects

The Group recognizes revenue related to solar system integration projects on the percentage-of-completion basis. The Company estimates its revenues using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No loss provision was recorded in the years ended December 31, 2013, 2014 and 2015.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Segment report

w. Segment report

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group's reportable segments. Management has determined that the Group operates its business in two segments, as that term is defined by FASB ASC Topic 280, Segment reporting.

The Group's first segment is the vertically integrated solar power products manufacturing business (“manufacturing segment”), from silicon ingots, wafers, cells to solar modules.

The Group's second segment is the downstream solar projects (“solar projects segment”), through which the Group entities develop, construct and operate the solar projects, including (i) project development, (ii) engineering, procurement, and construction (“EPC”), (iii) connecting solar projects to the grid, operating and maintenance (“O&M”).

Cost of revenue

x. Cost of revenue

Cost of revenue for sales of photovoltaic products includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of revenues for solar system integration projects include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

Costs of electricity generation revenue include depreciation of solar power project assets and costs associated with operation and maintenance of the project assets. Cost of electricity sales was RMB12,919,745, RMB101,118,580 and RMB294,398,091 for years ended December 31, 2013, 2014 and 2015, respectively.

Warranty cost

y. Warranty cost

Solar modules produced by the Group are typically sold with either a 5-year or 10-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Due to limited warranty claim history, the Group estimates warranty costs based on an assessment for its competitors' history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded in and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group began the sales of solar modules in the first half of 2009 and has not experienced any material warranty claims to-date in connection with declines in the power generation capacity of its solar modules or defects. The accrual for warranty cost as of December 31, 2013, 2014 and 2015 were RMB195,235,102, RMB287,087,880 and RMB 418,147,622, respectively. The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs – non-current, respectively, which reflect our estimate of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2013, 2014 and 2015, warranty costs accrued were RMB67,516,104, RMB92,255,203 and RMB149,304,487, respectively. The utilization of the warranty accruals for the years ended December 31, 2013, 2014 and 2015 were RMB2,798,643, RMB402,425 and RMB18,244,745, respectively.

The Group purchases warranty insurance policy which provides coverage for the product warranty services of solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Group receives insurance recoveries, warranty expenses will be credited.

Shipping and handling

z. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB212,342,881, RMB353,352,484 and RMB542,857,593 for the years ended December 31, 2013, 2014 and 2015, respectively.

Research and development	aa. Research and development Research and development costs are expensed when incurred.
Start-up costs

ab. Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities (excluding costs that are capitalized as part of property, plant and equipment) and costs incurred with the formation of new subsidiaries such as organization costs.

Income Taxes

ac. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. The Group did not have any interest and penalties associated with uncertain tax positions in the year ended December 31, 2013, 2014 and 2015 as there were no uncertain tax positions.

Commitments and Contingencies

ad. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Long-term payables

ae. Long-term payables

Long-term payable represents the amounts due to suppliers for purchase of material used in the project assets construction. As part of the payment term, the Group retains a portion of the purchase price, which will generally be paid by the Group two to three years after the related solar projects are completed. The retainages are paid upon certain specific conditions are met or passage of time. Long-term payable is initially recorded at the present value determined based on the market interest rate for long-term borrowing, and amortized over the payment terms of two to three years. Imputed interests of long-term payable were RMB 506,109, RMB 3,102,066 and RMB7,785,952 in the years ended December 31, 2013, 2014 and 2015, respectively, which were included in interest expenses.

Fair value of financial instruments

af. Fair value of financial instruments

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group's evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group's consolidated assets, liabilities, equity and net income.

The Group's financial instruments consist principally of cash and cash equivalents, restricted cash, restricted short-term investments, accounts and notes receivable, forward contract receivable, call spread options, other receivables, prepayments and other current assets, capped call options, accounts and notes payable, other payables and accruals, forward contracts payable, short-term borrowings, long-term borrowings, convertible senior notes and warrants.

The forward contracts receivable and payable, call spread options, capped call options, convertible senior notes and warrants are measured at fair value (Note 30). Except for these financial instruments and long-term borrowing, the carrying values of the Group's other financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of long-term borrowing approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Government grants

ag. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the years ended December 31, 2013, 2014 and 2015, the Group received financial subsidies of RMB7,583,102 , RMB49,785,321 and RMB103,578,019 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions, including none related to specific use or disposition of the funds, attached. Such amounts were recorded as subsidy income in the consolidated statements of operations. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as other payables and accruals which are then deducted from the carrying amount when the assets are ready for use and approved by related government. The Company received government grant related to assets of RMB63,331,500, RMB92,440,000 and RMB5,169,068 during the years ended December 31, 2013, 2014 and 2015, respectively.

Repurchase of share

ah. Repurchase of share

When the Company's shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company's shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Statutory reserves

ai. Statutory reserves

Zhejiang Jinko, as sino-foreign owned joint venture incorporated in the PRC, is required to make appropriations of net profits, after recovery of accumulated deficit, to (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund prior to distribution of dividends to investors. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the "PRC GAAP"). The percentage of net profit for appropriation to these funds is at the discretion of their board of directors.

Jiangxi Jinko and Jinko Engineering, as wholly foreign owned enterprises incorporated in the PRC, are required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with the PRC GAAP. The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Except for the aforementioned subsidiaries, the Company's other subsidiaries, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group's statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

During the years ended December 31, 2013, 2014 and 2015, the Group made total appropriations to statutory reserves of RMB5,887,925, RMB66,975,887 and RMB99,858,201, respectively.

Earnings/(Loss) per share

aj. Earnings/(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and warrants (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Periodic accretion to redeemable non-controlling interests in connection with the outstanding redeemable convertible preferred shares of a subsidiary (Note 6), and the remaining net profit of the subsidiary (if any after deducting the accretion) that attributes to its outstanding redeemable convertible preferred shares under the two-class method, are recorded as deductions to consolidated net income to arrive at net income (loss) available to the Company's ordinary shareholders.

Share-based compensation

ak. Share-based compensation

The Company's share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Other comprehensive income/(loss)

al. Other comprehensive income/(loss)

Other comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. The Company's other comprehensive income/(loss) for each period presented is comprised of foreign currency translation adjustment of the Company's foreign subsidiaries and unrealized gains and losses on available-for-sale securities. .

Convenience translation

am. Convenience translation

Translations of balances in the consolidated balance sheet, consolidated statement of operation, consolidated statement of comprehensive income and statement of cash flows from RMB into United States dollars ("US$" or "USD") as of and for the year ended December 31, 2015 are solely for the convenience of readers and were calculated at the rate of RMB6.4778 to US$1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2015, or at any other rate.

Recent accounting pronouncements

an. Recent accounting pronouncements

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09), “Revenue from Contracts with Customers (Topic 606)”. This guidance was issued to clarify the principles for recognizing revenue and developing a common revenue standard for U.S. GAAP and International Financial Reporting Standards (“IFRS”). In addition, in August 2015, the FASB issued Accounting Standards Update No. 2015-14 (ASU 2015-14): “Revenue from Contracts with Customers (Topic 606).” This update was issued to defer the effective date of ASU No, 2014-09 by one year. Therefore, the effective date of ASU No, 2014-09 for public business entities is for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is in the process of evaluating the impact of ASU No. 2014-09 on its consolidated financial statements.

In February 2015, the FASB issued Accounting Standards Update No. 2015-02 (ASU 2015-02), “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; and (iii) changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In April 2015, the FASB issued Accounting Standards Update No. 2015-03 (ASU 2015-03), “Simplifying the Presentation of Debt Issuance Costs,” in conjunction with their initiative to reduce complexity in accounting standards. This new guidance requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with presentation of a debt discount. The new standard is limited to the presentation of debt issuance costs and will not affect the recognition and measurement of debt issuance costs. The ASU will be effective for periods beginning after December 15, 2015, and interim periods within those fiscal years, for public companies. In August 2015, the FASB issued Accounting Standards Update No. 2015-15 (ASU 2015-15), “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements.” ASU 2015-15 clarifies ASU 2015-03 by allowing the presentation of debt issuance costs related to a line-of-credit to be recorded as an asset instead of as a direct deduction of the carrying amount of the debt liability as required by ASU 2015-03, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU No. 2015-15 is effective upon issuance. The Group has adopted ASU 2015-03 in 2015. (Note 20)

In July 2015, the FASB issued Accounting Standards Update No. 2015-11 (ASU 2015-11), "Inventory (Topic 330): Simplifying the Measurement of Inventory" which applies to inventory that is measured using first-in, first-out ("FIFO") or average cost. Under the updated guidance, an entity should measure inventory that is within scope at the lower of cost and net realizable value, which is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Subsequent measurement is unchanged for inventory that is measured using last-in, first-out ("LIFO"). This ASU is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In September 2015, the FASB issued Accounting Standards Update No. 2015-16 (ASU 2015-16), “Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments”. Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The effect on earnings of changes in depreciation or amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed as of the acquisition date, must be recorded in the reporting period in which the adjustment amounts are determined rather than retrospectively. This standard is effective for annual reporting periods, including interim reporting periods within those periods, beginning after December 15, 2016. Early adoption is permitted as of annual reporting periods beginning after December 15, 2015, including interim reporting periods within those annual periods. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17), "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes." This guidance was issued to simplify the presentation of deferred income taxes. The amendments in this Update require that deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. This ASU is effective for annual and interim periods beginning after December 15, 2016, and should be applied prospectively with early adoption permitted at the beginning of an interim or annual reporting period. The Group has not early adopted this Update. As of December 31, 2014 and 2015, the Company recorded current deferred tax assets amounted to RMB 77,562,041 and RMB 79,100,567, respectively, and current deferred tax liabilities amounted to RMB 6,187,087 and RMB 9,266,399, respectively. The Group believes that adoption of this ASU will not have a material effect on its consolidated financial statements.

In January 2016, the FASB issued Accounting Standards Update No. 2016-01 (ASU 2016-01), "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities." The main objective of this update is to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The new guidance addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2017. Early adoption by public entities is permitted only for certain provisions. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02), “Leases”. Under the new guidance, lessees will be required to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. The update also expands the required quantitative and qualitative disclosures surrounding leases. This update is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. The Group is in the process of evaluating the impact of the standard on its consolidated financial statements.